SUBSEQUENT EVENTS - (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended	12 Months Ended
	May 10, 2017	May 05, 2017	Apr. 26, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017	Jan. 23, 2017
Subsequent Events
Share price							$ 20.00
Repayments of Debt				$ 7,625	$ 298,000	$ 107,000
Phantom Equity Awards
Subsequent Events
Cash payment (per phantom unit)		$ 5.53
Class A common stock | IPO
Subsequent Events
Shares issued			8,700,000
Share price		$ 14.00	$ 14.00
Subsequent Event
Subsequent Events
Share price								$ 20.00
Subsequent Event | Phantom Equity Awards
Subsequent Events
Settlement of phantom equity awards		$ 7,800
Subsequent Event | Class A common stock
Subsequent Events
Net proceeds from the IPO	$ 128,600
Repayments of Debt	$ 34,000
Subsequent Event | Class A common stock | IPO
Subsequent Events
Shares issued			8,700,000
Share price		$ 14.00	$ 14.00
Cash payment (per phantom unit)		$ 5.53
Subsequent Event | Class A common stock | Over-allotment option
Subsequent Events
Shares issued	1,305,000
Share price	$ 14.00